Segment, Customer and Geographic Information (Schedule of Information Regarding Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 871,929	$ 751,304	$ 691,796
Cost of sales (excluding depreciation and amortization)	657,835	521,877	494,312
(Loss)/profit before taxes	176,508	93,324	81,157
Income tax expense	(28,244)	(40,552)	(25,199)
Loss for the year from divestment of ZIM	0	581,315	(266,906)
Profit/(loss) for the year	148,264	634,087	(210,948)
Depreciation and amortization	72,415	93,437	90,939
Financing income	(49,346)	(46,934)	(39,361)
Financing expenses	86,785	115,247	66,333
Other items:
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	349,463	165,930	156,636
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	(32,809)	(54,251)	4,878
Share of changes in fair value of derivative financial instruments			(2,168)
Share in profit of OPC's equity-accounted investees	(151,599)	(44,825)	(65,566)
Other items	274,909	228,604	211,691
Adjusted Earnings Before Income Tax Depreciation And Amortization	451,417	321,928	292,848
Segment assets	3,754,455	2,754,616	3,405,284
Investments in equity-accounted investees	1,625,683	1,458,625	703,156
Total assets	5,380,138	4,213,241	4,108,440
Segment liabilities	2,195,432	1,553,700	2,038,216
OPC Israel [Member]
Disclosure of operating segments [line items]
Revenue	674,618	624,957	618,830
Cost of sales (excluding depreciation and amortization)	486,917	445,684	453,167
(Loss)/profit before taxes	82,097	(14,235)	48,750
Income tax expense	(24,686)	(15,067)	(14,174)
Loss for the year from divestment of ZIM		0	0
Profit/(loss) for the year	57,411	(29,302)	34,576
Depreciation and amortization	70,363	69,752	65,659
Financing income	(10,968)	(17,391)	(6,038)
Financing expenses	36,570	75,908	48,182
Other items:
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	0	0	0
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	(14,409)	0	0
Share of changes in fair value of derivative financial instruments			0
Share in profit of OPC's equity-accounted investees	0	0	0
Other items	81,556	128,269	107,803
Adjusted Earnings Before Income Tax Depreciation And Amortization	163,653	114,034	156,553
Segment assets	2,482,079	1,584,638	1,673,149
Investments in equity-accounted investees		0	0
Segment liabilities	1,786,927	1,349,914	1,423,624
CPV Group [Member]
Disclosure of operating segments [line items]
Revenue	197,311	126,347	72,966
Cost of sales (excluding depreciation and amortization)	170,918	76,193	41,145
(Loss)/profit before taxes	74,983	103,935	16,515
Income tax expense	(511)	(21,994)	(4,136)
Loss for the year from divestment of ZIM		0	0
Profit/(loss) for the year	74,472	81,941	12,379
Depreciation and amortization	1,892	23,520	25,056
Financing income	(12,243)	(6,000)	(5,641)
Financing expenses	49,756	29,007	16,790
Other items:
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	349,463	165,930	156,636
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	(18,400)	(54,251)	4,878
Share of changes in fair value of derivative financial instruments			(2,168)
Share in profit of OPC's equity-accounted investees	(151,599)	(44,825)	(65,566)
Other items	218,869	113,381	129,985
Adjusted Earnings Before Income Tax Depreciation And Amortization	293,852	217,316	146,500
Segment assets	590,487	265,516	1,102,939
Investments in equity-accounted investees		1,458,625	703,156
Segment liabilities	400,989	198,102	609,958
Z I M Member
Disclosure of operating segments [line items]
Revenue		0	0
Cost of sales (excluding depreciation and amortization)		0	0
(Loss)/profit before taxes		0	0
Income tax expense		0	0
Loss for the year from divestment of ZIM		581,315	(266,906)
Profit/(loss) for the year		581,315	(266,906)
Depreciation and amortization		0	0
Financing income		0	0
Financing expenses		0	0
Other items:
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net		0	0
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature		0	0
Share of changes in fair value of derivative financial instruments			0
Share in profit of OPC's equity-accounted investees		0
Other items		0	0
Adjusted Earnings Before Income Tax Depreciation And Amortization		0	0
Segment assets		0	0
Investments in equity-accounted investees		0	0
Segment liabilities		0	0
Other [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of sales (excluding depreciation and amortization)	0	0	0
(Loss)/profit before taxes	19,428	3,624	15,892
Income tax expense	(3,047)	(3,491)	(6,889)
Loss for the year from divestment of ZIM		0	0
Profit/(loss) for the year	16,381	133	9,003
Depreciation and amortization	160	165	224
Financing income	(26,135)	(23,543)	(27,682)
Financing expenses	459	10,332	1,361
Other items:
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	0	0	0
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	0	0	0
Share of changes in fair value of derivative financial instruments			0
Share in profit of OPC's equity-accounted investees	0	0	0
Other items	(25,516)	(13,046)	(26,097)
Adjusted Earnings Before Income Tax Depreciation And Amortization	(6,088)	(9,422)	(10,205)
Segment assets	681,889	904,462	629,196
Investments in equity-accounted investees		0	0
Segment liabilities	$ 7,516	$ 5,684	$ 4,634